Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Total assets	$ 0	$ 0
Current liabilities:
Total liabilities	0	0
Commitments and contingencies
Stockholder's equity:
Common stock	10	10
Due from stockholder	(10)	(10)
Total stockholder's equity	0	0
Total liabilities and stockholder's equity	0	0
Cerberus Telecom Acquisition Corp [Member]
Current assets:
Cash	690,065	1,735,635	$ 1,936,020
Prepaid expenses	523,795		725,671
Total current assets	1,213,860		2,661,691
Investments held in Trust Account	259,186,362		259,173,294
Total assets	260,400,222		261,834,985
Current liabilities:
Accounts payable	157,088		67,232
Due to related party	771,968		167,405
Accrued expenses	4,646,702		724,099
Total current liabilities	5,575,758		958,736
Deferred underwriting commissions	9,070,915		9,070,915
Warrant liability	14,704,375		12,030,850
Total liabilities	29,351,048		22,060,501
Commitments and contingencies
Class A ordinary shares	226,049,170		234,774,480
Stockholder's equity:
Preference shares
Additional paid — in capital	18,618,247		9,893,025
Accumulated deficit	(13,619,305)		(4,893,995)
Total stockholder's equity	5,000,004	5,000,003	5,000,004
Total liabilities and stockholder's equity	260,400,222		261,834,985
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member]
Stockholder's equity:
Common stock	414		326
Total stockholder's equity	414	327	326
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member]
Stockholder's equity:
Common stock	648		648
Total stockholder's equity	$ 648	$ 648	$ 648